THE BRANDYWINE FUNDS

MANAGED BY FRIESS ASSOCIATES, LLC        QUARTERLY REPORT         JUNE 30, 2001

DEAR FELLOW SHAREHOLDERS:

   Brandywine and Brandywine Blue respectively outpaced 79 and 81 of the 90 peer funds in Morningstar's Mutual Funds publication from the start of their fiscal year, October 1, 2000, through the June quarter. The Funds retraced just
11.2 and 9.0 percent, whereas the average fund in that group fell 32.6 percent, with the worst fund down 72.8 percent.

FISCAL-YEAR OUTPERFORMANCE

Brandywine Blue Fund                                       -9.02%
Brandywine Fund                                           -11.20%
S&P 500 Index                                             -14.02%
Investor's Business Daily Mutual Fund Index               -30.56%
Average Morningstar Peer Fund                             -32.63%
Nasdaq Composite Index                                    -41.17%

9/30/00-6/30/01

   The Nasdaq Composite Index dropped 41.2 percent in this nine-month stretch. That includes a 17.4 percent June-quarter return, a gain that defies common sense considering that the deterioration in tech-company fundamentals only worsened since starting the index's fall last year. Common sense, however, didn't drive the market in the June quarter.

   Semiconductor stocks were among the Nasdaq's strongest contributors in the quarter despite suffering among the market's worst earnings declines. In June 2000, analysts predicted semiconductor company earnings would total $26.8 billion in 2001. That estimate shriveled to just $7.8 billion as of this June -- 71 percent below the year-ago forecast and down 65 percent from actual 2000 results.

   Cell-phone chipmaker RF Micro Devices, for example, announced a 171 percent drop in March-quarter earnings, and analysts expect the company to post its first full-year loss in the year ended March 2002. RF Micro shares soared 127 percent in the June quarter, leaving them with a price-to-earnings ratio of 95 based on expected results for the year ended March 2003!

   When Triquint Semiconductor in May lowered its fiscal 2001 revenue forecast and disclosed that its profit margins could fall by as much as 15 percentage points, it cited the "biggest recession" ever in the wireless and fiber-optic markets. Still, Triquint shares climbed 52 percent in the quarter.

   High-priced, fundamentally troubled companies drove indexes and peer funds in recent months, which is why we're not alarmed that in the June quarter Brandywine's 2.0 percent gain and Brandywine Blue's 0.2 percent retracing were near the bottom of the peer funds against which they've held so well since September. The fundamentally sound energy and utility holdings that have served your portfolio well detracted from your June-quarter results amid the renewed interest in beaten-down technology shares.

   Periods like these provide insight into the longer-term value of our approach, which for 27 years has ignored short-term, sentiment driven trends to capitalize on the long-term rewards linked to companies with superior fundamentals.

   Barron's on July 2 credited your team's "close adherence to improving bottom-line fundamentals" for keeping the Brandywine Funds "at a safe distance from death-spiral tech stocks since last year." We're committed to maintaining that distance until there's real evidence of a fundamental recovery. Some strategies suffer through downturns as they "look across the valley" for an eventual recovery, while our strategy avoids the valley.

                              BRANDYWINE            BRANDYWINE BLUE
 CUMULATIVE                    % CHANGE                 % CHANGE
 ----------                    --------                 --------
 QUARTER                          1.98                    -0.25
 ONE YEAR                       -14.55                   -12.69
 FIVE YEARS                      85.10                    82.67
 TEN YEARS                      392.66                   370.49
 INCEPTION                     1002.30*<F1>              456.03**<F2>

 ANNUALIZED
-----------
 FIVE YEARS                      13.11                    12.81
 TEN YEARS                       17.29                    16.75
 INCEPTION                       16.75*<F1>               17.81**<F2>

*<F1> 12/30/85     **<F2> 1/10/91

   Your team's sale of Nortel Networks last year at about $71 epitomizes the reduction in your portfolio's technology holdings from two-thirds of assets to 14 percent by year-end 2000, which helped you escape the huge setback in tech-company earnings still playing out in the market. Nortel recently said it would report a $19.2 billion loss for the June quarter, which is among the largest quarterly losses ever. Nortel shares finished the quarter at $9.10.

   Brandywine and Brandywine Blue gained 28.5 and 22.8 percent in the two years ended June 30, reflecting the effectiveness of your team's nimble approach as tech stocks peaked and plummeted. The S&P 500 and Nasdaq Composite fell 8.7 and
19.6 percent as they remained saddled with faltering tech stocks throughout the period.

                BRANDYWINE FUNDS RISE AS TECHS TAKE INDEXES DOWN

Brandywine Fund                      +28.52%
Brandywine Blue Fund                 +22.78%
S&P 500 Index                         -8.68%
Nasdaq Composite Index               -19.57%

6/30/99-6/30/01

   You might notice that our firm's name changed from Friess Associates, Inc.
to Friess Associates, LLC. That change represents progress made toward transferring partial ownership from the firm's sole owners, Foster and Lynn, to the next generation of Friess teammates. Our previously disclosed work with Goldman Sachs to find a strategic investor to help accomplish this goal, as well as Foster and Lynn's estate planning objectives, continues.

   Goldman's mandate remains maximizing the effectiveness of any resulting arrangement as opposed to maximizing financial gain. Serving the best interests of clients and shareholders, and preserving the unique firm culture, investment approach and other factors that make Friess Associates the firm it is today are still the top, non-negotiable priorities.

   After many consecutive weeks on the road, we gave Foster a 10-day break, which he is spending on his and Lynn's ranch just outside Cody, Wyoming. We don't know how much of a break he is enjoying, however, as we understand his dog Ella recently needed to scare off three young and curious grizzlies!

   Congratulations to Foster and Lynn on the birth of their first grandchild! Little Ross, a.k.a. "Mac," came into the world on March 29.

   Rest assured that we won't let short-term market nuttiness distract us from our long-term mission. A $100,000 investment at Brandywine's December 30, 1985 inception grew to over $1.1 million as of the end of June, compared to $864,310 for the same investment in the S&P 500. A $100,000 investment at Brandywine Blue's January 10, 1991 inception grew to $556,033, versus $488,320 for the S&P 500.

   We're grateful for your long-term focus and continued confidence. Foster and your entire Friess team join me in wishing you the very best. We hope you are enjoying a great summer!

   Gratefully,

   /s/Bill D'Alonzo

   Bill D'Alonzo
   Vice President                                                 July 3, 2001

CAPITAL GAINS DISTRIBUTION UNLIKELY...

   As of quarter end, neither Brandywine Fund nor Brandywine Blue Fund is required to make a capital gains distribution to shareholders this fiscal year. Brandywine and Brandywine Blue have realized losses of $2.87 and $2.15 per share and unrealized gains of $1.49 and $1.09 per share. Even if we sold the stocks that now represent unrealized gains, those gains would not be enough to trigger a distribution.

   New share purchases and existing shares carry no distribution-related tax liability as we enter the final quarter of the fiscal year. These quarter-end estimates will likely change as we approach our regular October distribution date, so please watch for updates.

                                BRANDYWINE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST
1. Tyco International Ltd.     +0.9%       6. The Boeing Co.             +14.4%
2. UnitedHealth Group Inc.     +4.4%       7. ACE Ltd.                   +10.2%
3. Tenet Healthcare Corp.     +22.6%       8. The Kroger Co.             +15.2%
4. SPX Corp.                   +8.7%       9. Cendant Corp.              +50.4%
5. Microsoft Corp.             +6.3%      10. Washington Mutual Inc.      -0.8%

                                EARNINGS GROWTH

                              YOUR COMPANIES   28%
                              S&P 500          -6%

                     FORECASTED INCREASE IN EARNINGS PER SHARE
                                   2001 VS 2000

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE.  JUNE 30, 2001.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     40.3%

                                    MID CAP
                            $2 billion to $9 billion
                                     36.6%

                                   SMALL CAP
                                below $2 billion
                                     19.3%

                                      CASH
                                      3.8%

                            TOP TEN INDUSTRY GROUPS

Financial/Business Services (11.7%)
Medical Services (10.6%)
Machinery & Miscellaneous Manufacturing (9.3%)
Medical Products (8.7%)
Drilling and Oil/Gas Services (7.7%)
Insurance (6.7%)
Medical/Managed Care (6.6%)
Aerospace  (6.5%)
Software (5.2%)
Supermarkets (3.6%)
All Others (19.6%)
Cash (3.8%)

                                BRANDYWINE FUND
                        JUNE QUARTER "ROSES AND THORNS"

                        $ GAIN
BIGGEST $ WINNERS    (IN MILLIONS)   % GAIN   REASON FOR MOVE
-----------------    ------------    ------   ---------------
IVAX Corp.               $37.7        54.8    The generic-drug maker topped
                                              March-quarter estimates by 19
                                              percent with 84 percent earnings
                                              growth on strong demand for
                                              Onxol, its generic version of the
                                              widely used cancer drug Taxol.
                                              Shares also benefited from
                                              enthusiasm for Ivax's new product
                                              pipeline.

Cendant Corp.            $36.8        33.7    The company, which franchises
                                              Coldwell Banker, Avis and Ramada
                                              Hotel among others, beat March-
                                              quarter earnings forecasts by 19
                                              percent. Cendant's mortgage
                                              business benefited from lower
                                              interest rates in a strong
                                              housing market and high levels of
                                              refinancing activity.

Tenet Healthcare
Corp.                    $32.1        17.2    The hospital-management company
                                              beat expectations with 25 percent
                                              earnings growth in the February
                                              quarter thanks to increasing
                                              inpatient admissions and positive
                                              pricing trends. In addition,
                                              Medicare reimbursement rates are
                                              up after several years of
                                              declines.

Andrx Group              $20.6        50.9    Andrx surpassed analyst estimates
                                              in the March quarter on
                                              increasing sales of Cartia XT,
                                              used to treat chest pain and high
                                              blood pressure. The developer of
                                              generic extended-release
                                              formulations is in litigation to
                                              bring to market a generic version
                                              of acid-reflux drug Prilosec,
                                              which was the world's best-
                                              selling prescription drug last
                                              year.

PPL Corp.                $15.8        25.6    Surging oil and natural gas
                                              prices along with utility
                                              deregulation spurred March-
                                              quarter earnings growth of 57
                                              percent over the year-ago period,
                                              surpassing estimates by 37
                                              percent. You sold PPL when it
                                              reached its target price.

                        $ LOSS
BIGGEST $ LOSERS     (IN MILLIONS)   % LOSS   REASON FOR MOVE
----------------     ------------    ------   ---------------
Nabors Industries,
Inc.                     $40.8       -27.6    March-quarter earnings beat
                                              estimates by 13 percent, jumping
                                              to $0.51 per share from $0.12 a
                                              year ago. Higher natural gas
                                              inventories raised concerns about
                                              the sustainability of sharply
                                              higher profits for land-drilling
                                              companies.

WorldCom, Inc.           $27.2       -19.7    Reduced capital spending
                                              contributed to negative
                                              perceptions about the
                                              telecommunications industry that
                                              overshadowed improved pricing and
                                              a better competitive climate for
                                              WorldCom. You sold to fund ideas
                                              with better near-term prospects.

Raytheon Co.             $26.1       -13.4    March-quarter earnings growth of
                                              17 percent exceeded consensus
                                              estimates. News that a tight
                                              defense budget could restrict
                                              government plans to boost
                                              military spending impacted the
                                              maker of defense electronics and
                                              special-mission aircraft.

NRG Energy               $26.0       -35.7    March-quarter earnings increased
                                              to $0.19 a share from $0.06 last
                                              year, beating consensus estimates
                                              by 58 percent. Concerns that
                                              pending California legislation
                                              would force additional price
                                              restrictions on the western
                                              electricity market affected NRG
                                              shares and led to your late-
                                              quarter sale.

ENSCO
International Inc.       $15.3       -20.3    March-quarter earnings grew to
                                              $0.34 per share from $0.03 a year
                                              ago as revenues more than
                                              doubled, but an increase in
                                              natural gas inventories put
                                              pressure on oil-services stocks
                                              in general during the June
                                              quarter.

All gains/losses are calculated on an average cost basis

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 June 30, 2001
                                  (Unaudited)


 SHARES OR                                                          QUOTED
 PRINCIPAL                                                          MARKET
  AMOUNT                                             COST        VALUE (B)<F4>
 ---------                                           ----        -------------

COMMON STOCKS - 96.2% (A)<F3>

               AEROSPACE - 6.5%
    426,600    BE Aerospace, Inc.               $    5,988,162  $    8,126,730
  2,798,200    Boeing Co.                          135,948,180     155,579,920
    800,000    Embraer-Empresa Brasileira
                de Aeron ADR                        31,642,101      31,240,000
  4,759,300    Raytheon Co.                        144,085,413     126,359,415
    100,000    Triumph Group, Inc.                   4,572,274       4,900,000
                                                --------------  --------------
                                                   322,236,130     326,206,065

                  THIS SECTOR IS 1.2% ABOVE YOUR FUND'S COST.

               APPAREL & SHOE RETAILERS - 2.8%
     71,300    The Cato Corp.                        1,254,910       1,391,776
    740,200    Coach, Inc.                          21,951,568      28,164,610
     50,900    Payless ShoeSource, Inc.              3,489,460       3,293,230
     75,000    Skechers U.S.A., Inc.                 2,103,787       2,192,250
  1,525,000    Talbots, Inc.                        59,585,668      66,718,750
    325,000    Vans, Inc.                            6,916,850       7,637,500
  2,126,000    Venator Group, Inc.                  27,248,930      32,527,800
                                                --------------  --------------
                                                   122,551,173     141,925,916

                  THIS SECTOR IS 15.8% ABOVE YOUR FUND'S COST.

               AUTOMOTIVE RELATED - 0.7%
  2,000,000    AutoNation, Inc.                     22,928,465      23,200,000
    125,000    Keystone Automotive Industries, Inc.  1,386,218       1,493,750
    250,000    Sonic Automotive, Inc.                3,557,495       4,775,000
    200,000    Stewart & Stevenson Services, Inc.    5,726,225       6,600,000
                                                --------------  --------------
                                                    33,598,403      36,068,750

                  THIS SECTOR IS 7.4% ABOVE YOUR FUND'S COST.

               BUILDING RELATED - 1.7%
    100,000    Chicago Bridge & Iron Co. N.V.        2,910,164       3,385,000
    265,000    EMCOR Group, Inc.                     9,232,899       9,579,750
    305,700    Granite Construction Inc.             7,284,888       7,770,894
    250,000    Insituform Technologies, Inc.         8,342,380       9,125,000
    315,000    Jacobs Engineering Group Inc.        21,100,885      20,547,450
    180,000    The Keith Companies, Inc.             3,123,465       3,132,000
    830,000    Tetra Tech, Inc.                     18,239,037      22,576,000
    196,400    TRC Companies, Inc.                   8,486,050       7,889,388
                                                --------------  --------------
                                                    78,719,768      84,005,482

                  THIS SECTOR IS 6.7% ABOVE YOUR FUND'S COST.

               COMMUNICATIONS EQUIPMENT/SERVICES - 0.1%
     45,000    Inter-Tel, Inc.                         648,000         535,950
    269,000    WorldCom, Inc. - MCI Group            4,838,218       4,330,900
                                                --------------  --------------
                                                     5,486,218       4,866,850

                  THIS SECTOR IS 11.3% BELOW YOUR FUND'S COST.

               COMPUTER/ELECTRONICS - 1.5%
    575,000    CGI Group Inc.                        3,269,377       3,323,500
     40,000    CIRCOR International, Inc.              799,950         722,000
    140,000    DRS Technologies, Inc.                2,475,086       3,217,200
    235,000    Engineered Support Systems, Inc.      9,131,054       9,209,650
    230,000    FEI Co.                               7,526,573       9,430,000
    100,800    Garmin Ltd.                           2,283,109       2,303,280
    100,000    O2Micro International Ltd.              934,125       1,100,000
    266,000    Optimal Robotics Corp.                8,713,716      10,108,000
    250,000    Perot Systems Corp.                   4,133,326       4,525,000
    150,000    Powell Industries, Inc.               4,267,182       4,500,000
    200,000    Tier Technologies, Inc. Cl B          2,050,948       1,910,000
  1,165,600    Titan Corp.                          24,380,879      26,692,240
                                                --------------  --------------
                                                    69,965,325      77,040,870

                  THIS SECTOR IS 10.1% ABOVE YOUR FUND'S COST.

               DRILLING & OIL/GAS SERVICES - 7.7%
    975,000    Cooper Cameron Corp.                 67,765,714      54,405,000
  2,025,000    Diamond Offshore Drilling, Inc.      84,206,086      66,926,250
    841,100    ENSCO International Inc.             27,173,422      19,681,740
    700,000    Grant Prideco, Inc.                  16,030,076      12,243,000
  1,191,600    Grey Wolf, Inc.                       7,229,585       4,766,400
    825,000    Hanover Compressor Co.               27,339,950      27,299,250
  2,300,000    Key Energy Services, Inc.            27,546,403      24,932,000
  2,305,800    Nabors Industries, Inc.             131,169,716      85,775,760
  1,750,000    National-Oilwell, Inc.               65,532,263      46,900,000
    365,000    Offshore Logistics, Inc.              9,266,752       6,935,000
     40,900    OSCA, Inc.                              837,971         847,448
    981,200    Patterson-UTI Energy, Inc.           22,304,123      17,534,044
    100,000    Superior Energy Services, Inc.        1,154,914         790,000
    500,000    Varco International, Inc.            10,726,235       9,305,000
    290,500    Veritas DGC Inc.                      8,099,204       8,061,375
    166,500    Willbros Group, Inc.                  2,322,695       2,164,500
                                                --------------  --------------
                                                   508,705,109     388,566,767

                  THIS SECTOR IS 23.6% BELOW YOUR FUND'S COST.

               ENERGY - 0.7%
    589,100    Arch Coal, Inc.                      15,420,603      15,240,017
    310,000    CONSOL Energy Inc.                    8,260,208       7,843,000
    375,000    Peabody Energy Corp.                 11,928,527      12,281,250
                                                --------------  --------------
                                                    35,609,338      35,364,267

                  THIS SECTOR IS 0.7% BELOW YOUR FUND'S COST.

               FINANCIAL/BUSINESS SERVICES - 11.7%
  1,338,300    AmeriCredit Corp.                    69,213,986      69,524,685
    765,000    Astoria Financial Corp.              38,347,220      42,075,000
    100,000    CACI International Inc.               3,799,740       4,700,000
     70,000    Career Education Corp.                3,953,146       4,193,000
  7,500,000    Cendant Corp.                        97,218,278     146,250,000
    800,000    Charter One Financial, Inc.          20,614,086      25,520,000
     45,000    CompuCredit Corp.                       487,275         497,250
    100,000    D & K Healthcare Resources, Inc.      3,350,000       3,685,000
  1,050,000    Fannie Mae                           80,679,962      89,407,500
    495,400    First Health Group Corp.              7,727,635      11,949,048
     65,000    FTI Consutling, Inc.                  1,110,001       1,417,000
    400,000    Golden State Bancorp Inc.            11,398,465      12,320,000
    200,000    Hall, Kinion & Associates, Inc.       1,812,740       1,612,000
     65,000    HCC Insurance Holdings, Inc.          1,624,669       1,592,500
    200,000    Independence Community
                Bank Corp.                           3,584,129       3,948,000
     50,000    MAXIMUS, Inc.                         1,996,465       2,004,500
    800,000    Metris Companies Inc.                24,121,668      26,968,000
    350,000    Sylvan Learning Systems, Inc.         7,175,157       8,505,000
    166,000    Washington Federal, Inc.              4,106,118       4,070,320
  3,395,600    Washington Mutual, Inc.             128,595,848     127,504,780
                                                --------------  --------------
                                                   510,916,588     587,743,583

                  THIS SECTOR IS 15.0% ABOVE YOUR FUND'S COST.

               FOOD/RESTAURANTS - 1.7%
    126,000    American Italian Pasta Co.            2,904,753       5,846,400
  1,031,700    Brinker International, Inc.          27,869,842      26,669,445
    520,000    CEC Entertainment Inc.               16,648,480      25,662,000
    587,400    Darden Restaurants, Inc.             11,863,479      16,388,460
     24,500    McCormick & Company, Inc.
                Non Vtg Shares                       1,032,115       1,029,490
    250,000    Ruby Tuesday, Inc.                    4,636,850       4,275,000
    172,500    Sonic Corp.                           3,584,552       5,473,425
                                                --------------  --------------
                                                    68,540,071      85,344,220

                  THIS SECTOR IS 24.5% ABOVE YOUR FUND'S COST.

               INSURANCE - 6.7%
  3,855,000    ACE Ltd.                            136,697,715     150,691,950
    150,000    Annuity and Life Re
                (Holdings), Ltd.                     5,233,595       5,362,500
     60,000    Brown & Brown                         2,148,465       2,519,400
    330,000    Odyssey Re Holdings Corp.             5,935,800       5,963,100
    325,000    The PMI Group, Inc.                  20,205,108      23,614,500
    908,200    Progressive Corp.                   117,424,112     122,779,558
    575,400    Radian Group Inc.                    19,473,872      23,274,930
    100,000    Scottish Annuity & Life
                Holdings, Ltd.                       1,442,284       1,269,000
     75,000    Willis Group Holdings Ltd.            1,012,500       1,331,250
                                                --------------  --------------
                                                   309,573,451     336,806,188

                  THIS SECTOR IS 8.8% ABOVE YOUR FUND'S COST.

               LEISURE & ENTERTAINMENT - 0.5%
    460,000    Action Performance
                Companies, Inc.                     10,801,392      11,500,000
    285,000    Direct Focus, Inc.                   11,352,344      13,537,500
                                                --------------  --------------
                                                    22,153,736      25,037,500

                  THIS SECTOR IS 13.0% ABOVE YOUR FUND'S COST.

               MACHINERY & MISCELLANEOUS MANUFACTURING - 9.3%
    100,000    Ivex Packaging Corp.                  1,889,031       1,900,000
  1,220,000    Pactiv Corp.                         18,518,778      16,348,000
    867,200    The Shaw Group Inc.                  36,453,543      34,774,720
  1,310,000    SPX Corp.                           150,880,007     163,985,800
  4,625,000    Tyco International Ltd.             249,696,751     252,062,500
                                                --------------  --------------
                                                   457,438,110     469,071,020

                  THIS SECTOR IS 2.5% ABOVE YOUR FUND'S COST.

               MEDICAL/MANAGED CARE - 6.6%
  4,350,000    Caremark Rx, Inc.                    59,910,375      71,557,500
    475,000    Coventry Health Care, Inc.           10,434,189       9,595,000
    725,000    Mid Atlantic Medical Services, Inc.  14,196,690      12,999,250
    300,000    Rightchoice Managed Care, Inc.       11,447,680      13,320,000
  3,650,000    UnitedHealth Group Inc.             215,803,471     225,387,500
                                                --------------  --------------
                                                   311,792,405     332,859,250

THIS SECTOR IS 6.8% ABOVE YOUR FUND'S COST.

               MEDICAL PRODUCTS - 8.7%
    598,700    Andrx Group                          26,108,332      46,099,900
    950,000    Apogent Technologies Inc.            22,066,570      23,370,000
     76,000    Barr Laboratories, Inc.               4,712,000       5,351,160
    600,000    Bio-Technology General Corp.          7,747,979       7,860,000
    650,000    Biomet, Inc.                         28,678,275      31,239,000
    275,000    The Cooper Companies, Inc.           12,814,794      14,135,000
    150,000    Henry Schein, Inc.                    4,557,054       6,009,000
  2,731,500    IVAX Corp.                           79,278,464     106,528,500
    125,000    K-V Pharmaceutical Co.                2,700,000       3,468,750
    245,000    Mentor Corp./Minnesota                5,585,163       6,982,500
    850,000    Shire Pharmaceuticals Group PLC      40,112,680      47,175,000
  1,737,700    St. Jude Medical, Inc.               77,228,926     104,262,000
    570,000    Teva Pharmaceutical
                Industries Ltd. ADR                 35,362,924      35,511,000
                                                --------------  --------------
                                                   346,953,161     437,991,810

                  THIS SECTOR IS 26.2% ABOVE YOUR FUND'S COST.

               MEDICAL SERVICES - 10.6%
    100,000    AmeriPath, Inc.                       1,735,550       2,930,000
     95,500    AmSurg Corp.                          1,719,000       2,822,025
    575,000    Apria Healthcare Group Inc.          15,505,773      16,588,750
  1,600,000    Beverly Enterprises, Inc.            14,707,657      17,120,000
  1,650,000    DaVita, Inc.                         29,357,610      33,544,500
    480,000    HEALTHSOUTH Corp.                     7,658,304       7,665,600
    461,600    Laboratory Corporation
                of America Holdings                 28,112,943      35,497,040
    300,000    Laser Vision Centers, Inc.            1,445,787         795,000
  1,300,000    Manor Care, Inc.                     31,527,514      41,275,000
  1,300,000    Omnicare, Inc.                       21,970,055      26,260,000
    130,000    Option Care, Inc.                     2,203,048       1,976,000
    600,000    Owens & Minor, Inc.                  10,216,969      11,400,000
    135,000    Pediatrix Medical Group, Inc.         3,915,548       4,482,000
    300,000    Priority Healthcare Corp. Cl B        9,013,473       8,484,000
     73,800    Professional Detailing, Inc.          5,565,420       6,789,600
    350,000    Quintiles Transnational Corp.         6,936,554       8,837,500
     80,000    SFBC International, Inc.              1,924,508       2,320,000
    350,000    Syncor International Corp.           12,168,670      10,850,000
  3,678,300    Tenet Healthcare Corp.              154,792,408     189,763,497
    179,300    Trigon Healthcare, Inc.              11,421,318      11,627,605
  2,000,000    Universal Health
                 Services, Inc. Cl B                82,171,115      91,000,000
                                                --------------  --------------
                                                   454,069,224     532,028,117

                  THIS SECTOR IS 17.2% ABOVE YOUR FUND'S COST.

               OIL/GAS EXPLORATION & PRODUCTION - 2.9%
    252,700    Cabot Oil & Gas Corp.                 5,346,688       6,165,880
    844,100    Canadian Natural Resources Ltd.      27,051,606      25,027,565
    686,000    Nexen Inc.                           17,464,517      17,259,760
  2,850,000    Ocean Energy Inc.                    54,863,545      49,732,500
  1,300,000    Pioneer Natural Resources Co.        22,628,303      22,165,000
    284,500    Remington Oil & Gas Corp.             4,128,765       5,405,500
    199,200    Ultra Petroleum Corp.                 1,383,719         956,160
  1,125,000    Vintage Petroleum, Inc.              24,145,321      21,037,500
                                                --------------  --------------
                                                   157,012,464     147,749,865

                  THIS SECTOR IS 5.9% BELOW YOUR FUND'S COST.

               POLLUTION/CONTROL SERVICES - 0.8%
  1,555,000    Allied Waste Industries, Inc.        29,445,326      29,047,400
    900,000    Newpark Resources, Inc.              11,544,938       9,990,000
                                                --------------  --------------
                                                    40,990,264      39,037,400

                  THIS SECTOR IS 4.8% BELOW YOUR FUND'S COST.

               RETAILING - 2.7%
    805,200    BJ's Wholesale Club, Inc.            34,815,961      42,884,952
  2,063,300    Borders Group, Inc.                  34,693,985      46,217,920
     90,000    Circuit City Stores, Inc. -
                CarMax Group                         1,185,519       1,436,400
    325,000    Cost Plus, Inc. - California          9,330,175       9,750,000
    200,000    Daisytek International Corp.          2,867,572       3,150,000
    330,000    Duane Reade Inc.                     11,387,142      10,725,000
    150,000    Galyan's Trading Co.                  2,960,775       3,060,000
    160,000    Group 1 Automotive, Inc.              3,933,147       4,736,000
    456,100    Performance Food Group Co.           12,056,303      13,787,903
    250,000    PETsMART, Inc.                        1,462,327       1,762,500
     85,000    Tuesday Morning Corp.                   976,524       1,126,250
                                                --------------  --------------
                                                   115,669,430     138,636,925

                  THIS SECTOR IS 19.9% ABOVE YOUR FUND'S COST.

               SOFTWARE - 5.2%
    575,000    Autodesk, Inc.                       20,048,547      21,447,500
  2,250,000    BMC Software, Inc.                   59,443,807      50,715,000
  1,424,900    Compuware Corp.                      17,035,755      19,934,351
     60,000    JDA Software Group, Inc.                914,080         996,600
  2,170,000    Microsoft Corp.                     148,965,810     158,410,000
    295,000    NetIQ Corp.                           7,561,333       9,230,550
    125,000    Roxio, Inc.                           1,397,785       1,625,000
                                                --------------  --------------
                                                   255,367,117     262,359,001

                  THIS SECTOR IS 2.7% ABOVE YOUR FUND'S COST.

               SUPERMARKETS - 3.6%
    511,000    Fleming Companies, Inc.              12,817,072      18,242,700
  5,950,000    The Kroger Co.                      129,149,135     148,750,000
    500,000    Pathmark Stores, Inc.                 8,312,190      12,300,000
                                                --------------  --------------
                                                   150,278,397     179,292,700

                  THIS SECTOR IS 19.3% ABOVE YOUR FUND'S COST.

               TRANSPORTATION RELATED - 0.6%
    875,000    AirTran Holdings, Inc.                7,861,872       9,187,500
    578,900    Atlantic Coast Airlines
                Holdings, Inc.                      12,382,081      17,361,211
    100,000    Frontline Ltd. SPONS ADR              2,122,600       1,710,000
                                                --------------  --------------
                                                    22,366,553      28,258,711

                  THIS SECTOR IS 26.3% ABOVE YOUR FUND'S COST.

               UTILITIES - 2.8%
    375,600    American Electric Power
                Company, Inc.                       16,206,641      17,341,452
  3,131,900    Duke Energy Corp.                   134,152,607     122,175,419
                                                --------------  --------------
                                                   150,359,248     139,516,871

                  THIS SECTOR IS 7.2% BELOW YOUR FUND'S COST.

               MISCELLANEOUS - 0.1%
     75,000    Mobile Mini, Inc.                     1,719,547       2,473,500
    300,000    Walter Industries, Inc.               3,383,940       3,570,000
                                                --------------  --------------
                                                     5,103,487       6,043,500

                  THIS SECTOR IS 18.4% ABOVE YOUR FUND'S COST.

                                                --------------  --------------
               Total common stocks               4,555,455,170   4,841,821,628

SHORT-TERM INVESTMENTS - 2.3% (A)<F3>

               COMMERCIAL PAPER - 2.2%
$47,000,000    American General Finance ECN,
               due 07/02/01, discounts
               of 3.80% - 4.18%                     46,994,807      46,994,807
 45,000,000    FPL Group Capital Inc.,
               due 07/18/01-07/19/01, discounts
               of 4.02%-4.05%                       44,911,408      44,911,408
 20,000,000    AT&T Corp.,
               due 07/24/01, discount of 4.22%      19,946,078      19,946,078
                                                --------------  --------------
               Total commercial paper              111,852,293     111,852,293

               VARIABLE RATE DEMAND NOTE - 0.1%
  5,822,856    Firstar Bank U.S.A., N.A.             5,822,856       5,822,856
                                                --------------  --------------
               Total short-term investments        117,675,149     117,675,149
                                                --------------  --------------
               Total investments                $4,673,130,319   4,959,496,777
                                                --------------
                                                --------------
               Cash and receivables, less
               liabilities 1.5% (A)<F3>                             74,274,468
                                                                --------------
                   NET ASSETS                                   $5,033,771,245
                                                                --------------
                                                                --------------
               Net Asset Value Per Share
               ($0.01 par value 500,000,000
               shares authorized), offering
               and redemption price
               ($5,033,771,245 / 191,659,225
               shares outstanding)                                      $26.26
                                                                        ------
                                                                        ------

(a)<F3> Percentages for the various classifications relate to net assets.
(b)<F4> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

                              BRANDYWINE BLUE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST
1. Tyco International Ltd.     +1.4%         6. Fannie Mae               +11.4%
2. Microsoft Corp.             +5.1%         7. Progressive Corp.         +3.6%
3. UnitedHealth Group Inc.     +4.9%         8. IVAX Corp.               +34.1%
4. ACE Ltd.                   +12.3%         9. Washington Mutual Inc.    -0.2%
5. Tenet Healthcare Corp.     +22.0%        10. The Boeing Co.           +14.9%

                                EARNINGS GROWTH

                              YOUR COMPANIES   26%
                              S&P 500          -6%

                     FORECASTED INCREASE IN EARNINGS PER SHARE
                                   2001 VS 2000

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE.  JUNE 30, 2001.

                     YOUR COMPANIES' MARKET CAPITALIZATION

                                   LARGE CAP
                              $9 billion and over
                                     63.6%

                                    MID CAP
                            $2 billion to $9 billion
                                     30.8%

                                   SMALL CAP
                                below $2 billion
                                      0.2%

                                      CASH
                                      5.4%

                            TOP TEN INDUSTRY GROUPS

Medical Products (15.4%)
Financial/Business Services (14.2%)
Insurance (10.7%)
Aerospace (10.5%)
Software  (8.9%)
Medical Services (7.4%)
Machinery & Miscellaneous Manufacturing (6.5%)
Drilling and Oil/Gas Services (5.9%)
Medical/Managed Care (5.9%)
Utilities (4.1%)
All Others (5.1%)
Cash (5.4%)

                              BRANDYWINE BLUE FUND
                        JUNE QUARTER "ROSES AND THORNS"

                        $ GAIN
BIGGEST $ WINNERS    (IN MILLIONS)   % GAIN   REASON FOR MOVE
-----------------    ------------    ------   ---------------

IVAX Corp.               $5.3         54.8    The generic-drug maker topped
                                              March-quarter estimates by 19
                                              percent with 84 percent earnings
                                              growth on strong demand for
                                              Onxol, its generic version of the
                                              widely used cancer drug Taxol.
                                              Shares also benefited from
                                              enthusiasm for Ivax's new product
                                              pipeline.

Cendant Corp.            $2.7         33.7    The company, which franchises
                                              Coldwell Banker, Avis and Ramada
                                              Hotel among others, beat March-
                                              quarter earnings forecasts by 19
                                              percent. Cendant's mortgage
                                              business benefited from lower
                                              interest rates in a strong
                                              housing market and high levels of
                                              refinancing activity.

Tenet Healthcare
Corp.                    $2.6         17.2    The hospital-management company
                                              beat expectations with 25 percent
                                              earnings growth in the February
                                              quarter thanks to increasing
                                              inpatient admissions and positive
                                              pricing trends. In addition,
                                              Medicare reimbursement rates are
                                              up after several years of
                                              declines.

ACE Ltd.                 $2.0         12.3    The property and casualty
                                              insurer's disciplined
                                              underwriting practices through
                                              previous industry troubles are
                                              paying off now that premiums are
                                              increasing after being under
                                              pressure in the 1990s.

Laboratory
Corporation of
America                  $1.8         30.6    The company beat March-quarter
                                              expectations, earning $0.62 a
                                              share versus $0.35 the year
                                              before. The provider of clinical
                                              laboratory services continues to
                                              boost sales of higher-margin,
                                              gene-based diagnostic tests.

                        $ LOSS
BIGGEST $ LOSERS     (IN MILLIONS)   % LOSS   REASON FOR MOVE
----------------     ------------    ------   ---------------

WorldCom, Inc.           $3.6        -20.2    Reduced capital spending
                                              contributed to negative
                                              perceptions about the
                                              telecommunications industry that
                                              overshadowed improved pricing and
                                              a better competitive climate for
                                              WorldCom. You sold to fund ideas
                                              with better near-term prospects.

NRG Energy               $3.3        -36.8    March-quarter earnings increased
                                              to $0.19 a share from $0.06 last
                                              year, beating consensus estimates
                                              by 58 percent. Concerns that
                                              pending California legislation
                                              would force additional price
                                              restrictions on the western
                                              electricity market affected NRG
                                              shares and led to your late-
                                              quarter sale.

Nabors Industries,
Inc.                     $2.9        -27.6    March-quarter earnings beat
                                              estimates by 13 percent, jumping
                                              to $0.51 per share from $0.12 a
                                              year ago. Higher natural gas
                                              inventories raised concerns about
                                              the sustainability of sharply
                                              higher profits for land-drilling
                                              companies.

Raytheon Co.             $2.0        -12.7    March-quarter earnings growth of
                                              17 percent exceeded consensus
                                              estimates. News that a tight
                                              defense budget could restrict
                                              government plans to boost
                                              military spending impacted the
                                              maker of defense electronics and
                                              special-mission aircraft.

Diamond Offshore
Drilling, Inc.           $1.6        -16.0    The company beat March-quarter
                                              estimates with 80 percent
                                              earnings growth, but an increase
                                              in natural gas inventories put
                                              pressure on oil-services stocks
                                              in general during the June
                                              quarter.

All gains/losses are calculated on an average cost basis


                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 June 30, 2001
                                  (Unaudited)

 SHARES OR                                                            QUOTED
 PRINCIPAL                                                            MARKET
  AMOUNT                                                COST      VALUE (B)<F6>
 ---------                                              ----      -------------

COMMON STOCKS - 94.6% (A)<F5>

               AEROSPACE - 10.5%
    250,000    Boeing Co.                            $ 12,100,859  $ 13,900,000
    175,000    Embraer-Empresa Brasileira
                de Aeron ADR                            7,012,440     6,833,750
    460,000    Raytheon Co.                            13,923,436    12,213,000
                                                     ------------  ------------
                                                       33,036,735    32,946,750

                  THIS SECTOR IS 0.3% BELOW YOUR FUND'S COST.

               COMMUNICATIONS EQUIPMENT/SERVICES - 0.2%
     36,000    WorldCom, Inc. - MCI Group                 650,827       579,600

                  THIS SECTOR IS 10.9% BELOW YOUR FUND'S COST.

               DRILLING & OIL/GAS SERVICES - 5.9%
    260,000    Diamond Offshore Drilling, Inc.         11,250,848     8,593,000
     79,000    ENSCO International Inc.                 2,516,832     1,848,600
    163,600    Nabors Industries, Inc.                  9,272,514     6,085,920
     75,000    National-Oilwell, Inc.                   2,769,423     2,010,000
                                                     ------------  ------------
                                                       25,809,617    18,537,520

                  THIS SECTOR IS 28.2% BELOW YOUR FUND'S COST.

               FINANCIAL/BUSINESS SERVICES - 14.2%
    550,000    Cendant Corp.                            7,134,353    10,725,000
    105,500    Charter One Financial, Inc.              2,743,692     3,365,450
    185,000    Fannie Mae                              14,144,910    15,752,750
    400,000    Washington Mutual, Inc.                 15,050,633    15,020,000
                                                     ------------  ------------
                                                       39,073,588    44,863,200

                  THIS SECTOR IS 14.8% ABOVE YOUR FUND'S COST.

               FOOD/RESTAURANTS - 0.9%
    107,300    Darden Restaurants, Inc.                 2,354,619     2,993,670

                  THIS SECTOR IS 27.1% ABOVE YOUR FUND'S COST.

               INSURANCE - 10.7%
    465,000    ACE Ltd.                                16,183,893    18,176,850
    116,000    Progressive Corp.                       15,139,833    15,682,040
                                                     ------------  ------------
                                                       31,323,726    33,858,890

                  THIS SECTOR IS 8.1% ABOVE YOUR FUND'S COST.

               MACHINERY & MISCELLANEOUS MANUFACTURING - 6.5%
    375,000    Tyco International Ltd.                 20,150,183    20,437,500

                  THIS SECTOR IS 1.4% ABOVE YOUR FUND'S COST.

               MEDICAL/MANAGED CARE - 5.9%
    300,000    UnitedHealth Group Inc.                 17,654,040    18,525,000

                  THIS SECTOR IS 4.9% ABOVE YOUR FUND'S COST.

               MEDICAL PRODUCTS - 15.4%
    225,000    Biomet, Inc.                             9,973,622    10,813,500
    387,500    IVAX Corp.                              11,266,176    15,112,500
    125,000    Shire Pharmaceuticals Group PLC          5,895,711     6,937,500
    125,000    St. Jude Medical, Inc.                   5,572,574     7,500,000
    130,000    Teva Pharmaceutical
                Industries Ltd. ADR                     8,046,334     8,099,000
                                                     ------------  ------------
                                                       40,754,417    48,462,500

                  THIS SECTOR IS 18.9% ABOVE YOUR FUND'S COST.

               MEDICAL SERVICES - 7.4%
    120,000    HEALTHSOUTH Corp.                        1,914,576     1,916,400
     66,200    Laboratory Corporation
                of America Holdings                     4,082,426     5,090,780
    314,600    Tenet Healthcare Corp.                  13,304,696    16,230,214
                                                     ------------  ------------
                                                       19,301,698    23,237,394

                  THIS SECTOR IS 20.4% ABOVE YOUR FUND'S COST.

               SOFTWARE - 8.9%
    400,000    BMC Software, Inc.                      10,639,557     9,016,000
    260,000    Microsoft Corp.                         18,053,695    18,980,000
                                                     ------------  ------------
                                                       28,693,252    27,996,000

                  THIS SECTOR IS 2.4% BELOW YOUR FUND'S COST.

               SUPERMARKETS - 4.0%
      500,000    The Kroger Co.                          11,014,723    12,500,000

                  THIS SECTOR IS 13.5% ABOVE YOUR FUND'S COST.

               UTILITIES - 4.1%
     55,900    American Electric Power
                Company, Inc.                           2,416,990     2,580,903
    266,000    Duke Energy Corp.                       11,473,544    10,376,660
                                                     ------------  ------------
                                                       13,890,534    12,957,563

                  THIS SECTOR IS 6.7% BELOW YOUR FUND'S COST.

                                                     ------------  ------------
               Total common stocks                    283,707,959   297,895,587

SHORT-TERM INVESTMENTS - 5.4% (A)<F5>

               COMMERCIAL PAPER - 4.8%
 $5,000,000    American General Finance ECN,
               due 07/02/01, discount of 3.80%          4,999,472     4,999,472
  5,000,000    FPL Group Capital Inc.,
               due 07/18/01, discount of 4.02%          4,990,508     4,990,508
  5,000,000    AT&T Corp.,
               due 07/24/01, discount of 4.22%          4,986,520     4,986,520
                                                     ------------  ------------
               Total commercial paper                  14,976,500    14,976,500

               VARIABLE RATE DEMAND NOTE -  0.6%
  1,868,246    Firstar Bank U.S.A., N.A.                1,868,246     1,868,246
                                                     ------------  ------------
               Total short-term investments            16,844,746    16,844,746
                                                     ------------  ------------
               Total investments                     $300,552,705   314,740,333
                                                     ------------
                                                     ------------
               Cash and receivables, less
               liabilities 0.0% (A)<F5>                                  76,310
                                                                   ------------
                   NET ASSETS                                      $314,816,643
                                                                   ------------
                                                                   ------------
               Net Asset Value Per Share
               ($0.01 par value 100,000,000
               shares authorized), offering
               and redemption price
               ($314,816,643 / 13,005,272
               shares outstanding)                                       $24.21
                                                                         ------
                                                                         ------

(a)<F5> Percentages for the various classifications relate to net assets.
(b)<F6> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at amortized cost which approximates quoted market value.

IRA SHAREHOLDERS . . .

   The annual $12.50 fee for maintaining the additional paperwork and government reporting associated with IRA accounts is due October 26. Firstar strives to keep costs low for all our shareholders, and as such, this fee has not been raised in nearly ten years. For your convenience, the $12.50 will be automatically deducted from your account, or if you prefer, you can send Firstar a check by October 26.


Definitions and Disclosures

   Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any securities. Securities discussed are not held by the funds as of 6/30/01, unless listed in the accompanying financial statements. The Nasdaq Composite Index is a market-value weighted index that measures all domestic and non-U.S. common stocks listed in the Nasdaq Stock Market. The Index's performance is calculated as of 4:00 p.m. close on 6/29/01. The S&P 500 Index consists of 500 stocks chosen for market-size, liquidity and industry group representation. The Investor's Business Daily (IBD) Mutual Fund Index consists of 23 funds selected by IBD. Funds in the index do not necessarily share the same investment objective. The Morningstar Mutual Funds March 2001 publication highlighted 90 mid-cap growth funds of the 231 they track.

   The S&P Midcap 400 Index is a capitalization-weighted index of 400 domestic stocks measuring the performance of the mid-size company segment of the U.S. stock market. The Russell 1000 Index is market cap-weighted and includes only common stocks domiciled in the United States and its territories and measures the performance of the 1000 largest companies in the Russell 3000 Index. The Russell 2500 Index is market cap-weighted and includes only common stocks domiciled in the United States and its territories and measures the performance of the 2500 smallest companies in the Russell 3000 Index.

   Barron's, 5/21/01, "Value Investors' Trail is Lonely." No-Load Fund Analyst, June 2001, "Fund Manager Updates." Money, July 2001, "Don't Fence Him In." The News Journal, 7/2/01, "Free Will, Finance and Faith in Action."

". . . THE FRIESS CREW [HAS] A ZEAL FOR UNDERSTANDING WHAT'S REALLY GOING ON WITHIN COMPANIES. And they put clients' money only where they've discovered genuine financial strength . . ."
                                                       Barron's, May 21, 2001

BRANDYWINE HAS HANDILY BEATEN THE S&P MIDCAP 400, RUSSELL 2500 AND RUSSELL 1000 growth indexes over the past three years.
                                              No-Load Fund Analyst, June 2001

SINCE '98, BRANDYWINE HAS PERFORMED IMPRESSIVELY. The $5.8 billion fund soared 53.5% in 1999; in 2000, when many growth funds plunged, Brandywine was up a solid 7.1% . . .
                                                             Money, July 2001

"FRIESS' SUCCESS HAS BEEN APPARENT IN GOOD TIMES AND BAD. [Brandywine and Brandywine Blue] rose 35 percent and 40 percent through March 31, while the Nasdaq Composite Index fell 25.2 percent."
                              The (Wilmington, DE) News Journal, July 2, 2001

                               BOARD OF DIRECTORS

                                 John E. Burris
                                    Chairman
                               Burris Foods, Inc.
                               Milford, Delaware

                                Foster S. Friess
                                   President
                             Friess Associates, LLC
                                Jackson, Wyoming

                                   Stig Ramel
                                Former President
                                Nobel Foundation
                               Stockholm, Sweden

                              Marvin N. Schoenhals
                                    Chairman
                              WSFS Financial Corp.
                              Wilmington, Delaware

                      P.O. Box 4166, Greenville, DE 19807
        (800) 656-3017      www.brandywinefunds.com        bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, LLC
Custodian: FIRSTAR BANK, NA
Transfer Agent: FIRSTAR MUTUAL FUND SERVICES, LLC
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Legal Counsel: FOLEY & LARDNER

   OFFICERS: Foster S. Friess, President and Treasurer; Lynda Campbell, Vice President and Secretary; William D'Alonzo, Vice President; Carl Gates, Vice
   President; John Ragard, Vice President; and Paul Robinson, Vice President

Report Editor: Rebecca Buswell
Report Staff: Chris Aregood, Dave Marky, Adam Rieger

    This material is appropriate for use by prospective investors only when accompanied by or preceded by a current Brandywine Funds prospectus, which contains more complete information, including fees and expenses. Please read it carefully before investing. Past performance is no guarantee of
                                    -----------------------------------
 future results. The value of securities will fluctuate so that when redeemed,
 --------------
           shares may be worth more or less than their original cost.